30 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share reconciliation

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings (loss) per share.

	Basic and diluted
	2019	2018	2017

(Loss) profit for the year attributed to Company's shareholders of continued operations	(2,540,995)	2,827,650	3,856,564

Distribution of priority dividends attributable to:
Preferred shares class "A"		208,450	208,416
Preferred shares class "B"		303	351
		208,753	208,767

Distribution of 6% ??of unit price of common shares		273,840	273,827

Distribution of excess profits, by class:
Common shares		1,331,513	1,915,805
Preferred shares class "A"		1,013,544	1,458,165
		2,345,057	3,373,970

Reconciliation of income available for distribution, by class (numerator):
Common shares	(1,441,839)	1,605,353	2,189,632
Preferred shares class "A"	(1,097,559)	1,221,994	1,666,581
Preferred shares class "B"	(1,597)	303	351
	(2,540,995)	2,827,650	3,856,564

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,820,162	343,808,699	343,775,864
Preferred shares class "B"	500,230	512,660	578,330
	795,989,044	795,990,011	796,022,846

(Loss) earnings per share (in R$)
Common shares	(3.1922)	3.5543	4.8479
Preferred shares class "A"	(3.1922)	3.5543	4.8479
Preferred shares class "B"	(3.1922)	0.5910	0.6069

Weighing of shares

			2019
			Preferred shares
			Class "A"
			Outstanding	Weighted
			shares	average

Amount at beginning of year			343,814,914	343,814,914

Incentive long term plan payments with treasury shares			8,159	5,248

Amount at the end of the year			343,823,073	343,820,162

	2018
	Preferred shares
	Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,775,864	343,775,864	578,330	578,330

Conversion of preferred shares class "B" to "A"	39,050	32,835	(78,100)	(65,670)

Amount at the end of the year	343,814,914	343,808,699	500,230	512,660